Critical Accounting Estimates and Judgments (Details)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 AUD ($)
Critical Accounting Estimates and Judgments [Abstract]
Raw materials (in Dollars)	$ 809,030	$ 139,745	$ 1,108,256
Raw material	$ 669,285		$ 1,108,256